Fee and Commission Income and Expense - Summary of Expenses for Commissions Accrued in the Year for the Operations (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fees and income from services [abstract]
Compensation for cards transactions	$ (51,431)	$ (42,191)	$ (38,822)
Fees and commissions for securities transactions	(5,458)	(4,128)	(4,660)
Commissions paid for foreign trade transactions	(3,796)	(2,771)	(2,438)
Commissions paid for customer loyalty program benefits	(22,188)	(17,307)	(11,082)
Commissions paid for services to customers management		(1,748)	(1,808)
Other commissions paid	(7,268)	(5,122)	(4,569)
Total fee and commission expense	$ (90,141)	$ (73,267)	$ (63,379)